Fair Value Disclosures - Quantitative Information About Level 3 (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Impaired Loans Installment
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 450,000	$ 300,000
Recurring | Capitalized Mortgage Loan Servicing Rights | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Servicing asset fair value	$ 42,243,000	$ 42,489,000
Recurring | Capitalized Mortgage Loan Servicing Rights | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0403
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1000	0.1000
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	70	66
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	20
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0656	0.0703
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1427	0.1323
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	442	150
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	30	35
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.2647	0.3040
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1025	0.1012
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	79	78
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	21
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0382	0.0403
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0850	0.0797
Nonrecurring | Collateral Dependent Loans, Commercial | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 551,000	$ 1,206,000
Nonrecurring | Collateral Dependent Loans, Commercial | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.050)	0.417
Nonrecurring | Collateral Dependent Loans, Commercial | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.060	0.200
Nonrecurring | Collateral Dependent Loans, Commercial | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.004)	(0.004)
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 1,468,000	$ 959,000
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.041)	(0.733)
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.105	0.652
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.031	(0.053)